SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding, balance	7,438,119
Granted	715,247
Exercised	(3,493,875)
Forfeited	(41,111)
Outstanding, balance	4,618,380	7,438,119
Exercisable options at the end of the year	2,844,347
Options vested and expected to vest at the end of the year	4,530,353
Weighted average exercise price
Outstanding, weighted average exercise price	$ 37.53
Granted, weighted average exercise price	155.62
Exercised, weighted average exercise price	12.59
Forfeited, weighted average exercise price	80.18
Outstanding, weighted average exercise price	74.31	$ 37.53
Exercisable, weighted average exercise price	50.61
Options vested and expected to vest at the end of the year	$ 73.56
Additional Disclosures
Outstanding, weighted average remaining contractual term	6 years 8 months 26 days	5 years 5 months 26 days
Exercisable, weighted average remaining contractual term	5 years 9 months 18 days
Options vested and expected to vest, weighted average remaining contractual term	6 years 8 months 15 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 812,500	$ 631,994
Exercisable, aggregate intrinsic value	567,048
Options vested and expected to vest at the end of the year, aggregate intrinsic value	$ 800,307